1. The Company and Significant Accounting Policies: Cash and Cash Equivalents, Policy (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Policies
Cash and Cash Equivalents, Policy

Cash and Cash Equivalents:  For financial statement presentation purposes, the Company considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents. There were no cash equivalents as of June 30, 2014 and December 31, 2013.

Cash and Cash Equivalents:  For financial statement presentation purposes, the Company considers those short-term, highly liquid investments with original maturities of three months or less to be cash or cash equivalents. There were no cash equivalents as of December 31, 2013 or 2012.